Evaluation of Subsequent Events (Details Textual) (USD $)	9 Months Ended			12 Months Ended			150 Months Ended	159 Months Ended	6 Months Ended	12 Months Ended										1 Months Ended
	Sep. 30, 2014		Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2001	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2005		Dec. 31, 2003		Oct. 31, 2014	Nov. 14, 2014	Mar. 27, 2014	Aug. 31, 2013	Aug. 06, 2013	Jul. 23, 2013	Mar. 31, 2013	Mar. 06, 2013
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 3,270,000		$ 825,000	$ 1,000,000		$ 2,148,216	$ 4,398,216	$ 7,668,216
Proceeds from Issuance or Sale of Equity	2,000,000			53,694,771		37,467,400
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001												$ 0.0001
Common Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80							$ 0.80																$ 1.10	$ 1.10
Common Stock, Shares, Issued	66,288,600			65,442,735		31,879,247	65,442,735	66,288,600
Stock Issued During Period, Shares, New Issues				65,442,735		31,879,247
Debt Conversion, Converted Instrument, Amount	0		3,331,600	5,644,948		0	15,273,658	15,273,658
Fair Value of Warrants																							134,117	134,117
Proceeds from Lines of Credit	275,000		0	0		(275,000)	2,725,000	3,000,000
Line Of Credit, Current	3,000,000			2,725,000		2,725,000	2,725,000	3,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.55		$ 1.89
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	5,322,823
Warrant [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Fair Value of Warrants				31,510			31,510
Discount To Addendum Balance				147,860
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued For Services	812,348	[1]		581,247	[2]				2,010,000 [2]	20,004	[2]	20,000	[2]	4,167	[2]	82,500	[2]	40,000	[2]
Maximum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.25							$ 2.25
Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.10			$ 1.10
Minimum [Member] | Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.50							$ 0.50
Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.50			$ 0.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt																					325,000
Warrants To Purchase Common Stock																				3,774,100
Proceeds from Issuance or Sale of Equity																				2,539,475
Preferred Stock, Shares Issued																				1,269,738
Preferred Stock, Par or Stated Value Per Share																				$ 2.00
Common Stock, Shares, Issued																				5,078,800
Preferred Stock, Conversion Basis																				0.25
Preferred Stock, Dividend Rate, Percentage																				6.00%
Stock Issued During Period, Shares, New Issues																				943,525
Debt Conversion, Converted Instrument, Amount																				1,887,053.90
Due from Officers or Stockholders, Current																					540,000
Repayments of Related Party Debt																					335,000
Due to Related Parties, Current																					205,000
Proceeds from Lines of Credit				275,000
Line Of Credit, Current				3,000,000			3,000,000
Obligations Related To Letter Of Credit				90,835
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				362,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Subsequent Event [Member] | Option Fee [Member]
Subsequent Event [Line Items]
Non Refundable Fee																						300,000
Subsequent Event [Member] | First Funding Amount [Member]
Subsequent Event [Line Items]
Proceeds from (Repurchase of) Equity																						300,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Repayment Of Obligation Related To Letter Of Credit				156,813
Subsequent Event [Member] | Placement Agent [Member]
Subsequent Event [Line Items]
Warrants To Purchase Common Stock																				1,489,171
Payments of Stock Issuance Costs																				465,278.08
Subsequent Event [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt				605,000
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrants To Purchase Common Stock																				200,000
Common Stock, Par or Stated Value Per Share																				$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 0.375
Warrants Expiration Period																				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				3,302,823
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 0.75			$ 0.75
Subsequent Event [Member] | Warrant [Member] | Affiliated Entity [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 1.10			$ 1.10
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued																				50,000
Preferred Stock, Par or Stated Value Per Share																				$ 0.0001
Subsequent Event [Member] | Common Stock [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued For Services				25,000
Price Per Share Issued For Services				$ 0.50			$ 0.50
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Preferred Stock Convertible Into Common Stock Percent																						33.00%
Mr Antoline [Member]
Subsequent Event [Line Items]
Fair Value of Warrants																										138,763	138,763
Discount To Addendum Balance				600,000
Mr Antoline [Member] | Warrant [Member]
Subsequent Event [Line Items]
Fair Value of Warrants				31,510			31,510
Discount To Addendum Balance				$ 147,860

[1]	Shares issued for services performed and does not contain an anti-dilution provision
[2]	Prior to September 2, 2011, the Company's Par Value was $.001.